Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 8:	SHAREHOLDERS' EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholder meetings of the Company and to receive dividends, if declared.

b.	Employee stock options:

In 1996, the Company adopted the 1996 CSI Stock Option Plan for granting options to its U.S. employees and consultants to purchase ordinary shares of the Company, which was replaced in 2006 by the 2006 U.S. Stock Option Plan. Until 1999, the Company issued options to purchase Ordinary shares to its Israeli employees pursuant to individual agreements. In 1999, the Company approved the 1999 Section 3(i) share option plan for its Israeli employees and consultants, (which was amended in 2003 and renamed the "Amended and Restated Israeli  Share Option Plan").  As of December 31, 2013, an aggregate of 1,442,529 ordinary shares of the Company are still available for future grant to employees and directors.

Options granted under such plans and agreements through September 2005, generally expire after ten years from the date of grant and options granted after September 2005 generally expire six years from the date of grant. Options cease vesting upon termination of the optionee's employment or other relationship with the Company. The options generally vest over a period of four years. The per share exercise price shall be no less than 100% of the fair market value per ordinary share on the date of grant.  Any options that are canceled or not exercised within the option term become available for future grant.

A summary of the Company's employees share option activity under the plans is as follows (in thousands, except share and per share data):

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
	2013

Outstanding at January 1, 2013	3,991,468	$3.03	4.21	$1,525
Granted	1,810,000	3.01
Exercised	(518,394)	1.90
Expired and forfeited	(1,306,804)	3.59

Outstanding at December 31, 2013	3,976,270	$2.99	4.63	$823

Options vested and expected to vest at December 31, 2013	3,748,094	$3.00	4.60	$775

Exercisable options at December 31, 2013	1,130,732	$3.09	3.69	$263

Weighted average fair value of options granted during the year		$1.11

As of December 31, 2013, the Company had approximately $3,170 thousand of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a remaining weighted average period of 2.67 years.

c.
Directors stock option plan:

In 1999, the Company adopted the 1999 Directors Stock Option Plan, and in 2008 shareholders approved an extension of the term of this plan through July 13, 2019. The original allotment of ordinary shares to this plan was 1,263,333. On December 15, 2006, the Company combined the remaining pool of options in the employee stock option plans reserve with the amount of options remaining in the Directors Stock Option Plan reserve.

Since the annual meeting of shareholders in 2003, new directors joining the Board are entitled  to a grant of 50,000 options.  Directors who are re-elected at the annual meeting of shareholders are entitled to additional grants of 16,667 options, though at the annual meeting held October 26, 2009, shareholders approved a one-time increase in the grants to re-elected directors to 30,000 options.

Each option granted under the Directors Stock Option Plan becomes exercisable at a rate of 1/16th of the shares every three months. Each option has an exercise price equal to the fair market value of the Ordinary shares on the grant date of such option. Until September 2005, each option granted had a maximum term of ten years, but since September 2005, the term of granted options is six years. Options will terminate earlier if the optionee ceases to be a member of the Board of Directors.

A summary of the Company's directors share option activity under the plans is as follows (in thousands, except share and per share data):

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
	2013

Outstanding at January 1, 2013	1,131,885	$3.35	3.40	$198
Granted	510,002	2.74
Exercised	(125,001)	1.98
Expired and forfeited	(226,669)	4.00

Outstanding at December 31, 2013	1,290,217	$3.12	4.06	$250

Options vested and expected to vest at December 31, 2013	1,289,683	$3.12	4.06	$250

Exercisable options at December 31, 2013	553,716	$3.39	2.37	$59

Weighted average fair value of options granted during the year		$0.90

As of December 31, 2013, the Company had approximately $1,430 thousand of unrecognized compensation expense related to non-vested stock options granted to directors, expected to be recognized over a weighted average period of 3.11 years.

d.	The employee and director options outstanding as of December 31, 2013, have been separated into ranges of exercise prices, as follows:

Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share
$ 0.93-$1.89	62,014	0.87	$1.33	62,014	$1.33
$ 1.93-$2.44	368,170	4.49	2.39	130,975	2.30
$ 2.46-$2.92	1,693,002	5.41	2.71	219,473	2.63
$ 2.93-$3.08	418,000	5.58	3.07	3,125	3.01
$ 3.12-$3.14	735,000	5.12	3.14	2,236	3.14
$ 3.16-$3.18	305,160	4.40	3.17	124,349	3.16
$ 3.21-$3.29	645,000	3.53	3.22	390,614	3.23
$ 3.41-$3.69	757,184	3.44	3.46	492,534	3.46
$ 3.75-$4.35	282,957	1.68	3.96	259,128	3.97

	5,266,487			1,684,448

e.	Options to non-employees:

Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	24,622	Feb-16
February 13, 2013	5,000	$3.14	2,501	Feb-19
August 1, 2013	150,000	$3.08	17,250	Aug-19

	208,000		44,373

The options vest and become exercisable at a rate of 1/16 of the options every three months.

As of December 31, 2013, the Company had approximately $ 227 thousand of unrecognized compensation expense related to non-employee, non-vested stock options, expected to be recognized over a weighted average period of 3.40 years.

 f.          Total stock-based compensation expenses recognized in 2011, 2012 and 2013:

The total stock-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013, was comprised as follows:

	Year ended December 31,
(in thousands)	2011	2012	2013

Cost of revenues	$24	$53	$50
Research and development	294	231	267
Sales and marketing	355	200	264
General and administrative	540	803	763

	$1,213	$1,287	$1,344